Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Common Stock	Additional paid-in capital	Retained Earnings Statutory reserves	Retained Earnings Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interest	Total
Balance at Mar. 31, 2019	$ 28,937	$ 44,905,664	$ 1,309,109	$ (30,587,468)	$ 2,508,964	$ (1,194,039)	$ 16,971,167
Balance (in Shares) at Mar. 31, 2019	2,411,398
Stock based compensation		34,560					34,560
Stock based compensation (in Shares)
Sale of stock and warrants	$ 4,000	9,269,077					9,273,077
Sale of stock and warrants (in Shares)	333,334
Net loss				(5,813,369)		(644,308)	(6,457,677)
Foreign currency translation loss					(1,068,540)	25,542	(1,042,998)
Balance at Mar. 31, 2020	$ 32,937	54,209,301	1,309,109	(36,400,837)	1,440,424	(1,812,805)	18,778,129
Balance (in Shares) at Mar. 31, 2020	2,744,732
Balance at Apr. 01, 2020	$ 32,937	54,209,301	1,309,109	(36,822,512)	1,440,424	(1,812,805)	18,356,454
Balance (in Shares) at Apr. 01, 2020	2,744,732
ECL				(421,675)			(421,675)
Balance at Mar. 31, 2020	$ 32,937	54,209,301	1,309,109	(36,400,837)	1,440,424	(1,812,805)	18,778,129
Balance (in Shares) at Mar. 31, 2020	2,744,732
Exercise of warrants	$ 25	77,475					77,500
Exercise of warrants (in Shares)	2,083
Sale of stock and warrants	$ 5,000	9,282,100					9,287,100
Sale of stock and warrants (in Shares)	416,668
Issuance of incentive common stocks award	$ 3,790	3,937,810					3,941,600
Issuance of incentive common stocks award (in Shares)	315,833
Acquisition of 10% of Jiuxin Medicine		(990,653)				728,161	(262,492)
Net loss				(8,119,862)		(255,716)	(8,375,578)
Foreign currency translation loss					1,377,761		1,377,761
Balance at Mar. 31, 2021	$ 41,752	66,516,033	1,309,109	(44,942,374)	2,818,185	(1,340,360)	24,402,345
Balance (in Shares) at Mar. 31, 2021	3,479,316
Net loss				(3,192,119)		(6,247)	(3,198,366)
Foreign currency translation loss					1,534,807		1,534,807
Balance at Mar. 31, 2022	$ 41,752	$ 66,516,033	$ 1,309,109	$ (48,134,493)	$ 4,352,992	$ (1,346,607)	$ 22,738,786
Balance (in Shares) at Mar. 31, 2022	3,479,316